CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income (loss)	$ 24,991	$ (125,119)	$ (97,631)	$ (670,673)	$ (102,755)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	230,461	230,277	307,595	315,733	293,117
Litigation related (gains) charges	(6,132)	6,117	8,156	345,048
Impairment		138,435	138,435	573,180	185,240
Restructuring charges	3,247	4,089	4,089
(Gain) Loss on sale of business assets				(25,850)
Amortization of upfront incentive consideration	33,177	28,736	36,649	36,527	37,748
Stock-based compensation expense	22,434	5,446	9,086	9,834	7,334
Allowance for doubtful accounts	6,371	7,583	9,439	4,328	3,467
Deferred income taxes	6,232	(19,357)	(64,690)	(232,273)	34,409
Joint venture equity income	(9,367)	(7,873)	(15,554)	(24,487)	(26,701)
Joint venture goodwill impairment and intangible amortization			3,204	27,000	3,200
Dividends received from joint venture investments	2,205		10,560	21,076	13,343
Amortization of debt issuance costs	4,779	5,323	7,104	23,265	12,539
Debt modification costs	3,290	14,003	14,003	7,600
Loss on extinguishment of debt	33,538	12,181	12,181
Other	3,658	(10,210)	(5,619)	(9,866)	(22,173)
Loss from discontinued operations	8,017	20,895	7,176	48,947	23,461
Changes in operating assets and liabilities:
Accounts and other receivables	(58,435)	(46,394)	(29,150)	(2,691)	(49,220)
Prepaid expenses and other current assets	(10,612)	7,314	(4,480)	(3,374)	8,680
Capitalized implementation costs	(27,602)	(48,686)	(58,814)	(78,543)	(59,109)
Upfront incentive consideration	(31,633)	(26,634)
Other assets	(58,120)	(63,389)	(64,259)	(8,704)	(52,817)
Accrued compensation and related benefits	(23,104)	7,361
Accounts payable and other accrued liabilities	(31,516)	109,778	(31,064)	13,022	93,735
Pension and other postretirement benefits	(4,200)	2,186	(2,579)	(20,236)	(9,306)
Cash provided by operating activities	121,679	252,062	157,188	312,336	356,444
Investing Activities
Additions to property and equipment	(160,385)	(168,744)	(226,026)	(193,262)	(164,638)
Acquisition, net of cash acquired	(31,799)	(30,476)	(30,200)	(72,441)	(11,338)
Proceeds from sale of assets and businesses		10,000	10,000	27,915
Proceeds from sale of equity securities				6,355
Other investing activities	235		(276)	(4,601)	(284)
Cash used in investing activities	(191,949)	(189,220)	(246,502)	(236,034)	(176,260)
Financing Activities
Proceeds of borrowings from lenders	148,307	2,540,063	2,540,063	2,225,082
Payments on borrowings from lenders	(797,028)	(2,239,538)	(2,261,061)	(2,924,745)	(30,150)
Proceeds from borrowings on revolving credit facility				518,200	1,007,100
Proceeds from issuance of common stock in initial public offering, net	672,137
Payments on borrowings under revolving credit facility				(600,200)	(925,100)
Prepayment fee and debt modification and issuance costs	(30,490)	(19,116)
Proceeds of borrowings under secured notes				801,500
Acquisition-related contingent consideration paid	(27,000)
Payments on borrowings under unsecured notes					(324,188)
Dividends paid to common shareholders	(23,831)
Debt issuance costs			(19,116)	(43,275)
Proceeds from exercise of stock options			3,073	2,696	1,202
Dividends paid			(2,443)	(2,214)	(1,843)
Decrease (increase) in restricted cash			2,081	4,346	(5,342)
Other financing activities	(1,384)	(6,692)	(425)	(6,510)	6,781
Cash (used in) provided by financing activities	(59,289)	274,717	262,172	(25,120)	(271,540)
Cash Flows from Discontinued Operations
Net cash (used in) provided by operating activities	(25,424)	6,352	(14,096)	(6,582)	(25,241)
Net cash provided by (used in) investing activities	3,760	20,502	(6)	270	(4,550)
Proceeds from sale, net of cash sold			20,502	19,157
Net cash (used in) provided by discontinued operations	(21,664)	26,854	6,400	12,845	(29,791)
Effect of exchange rate changes on cash and cash equivalents	734	480	2,283	4,318	2,976
(Decrease) increase in cash and cash equivalents	(150,489)	364,893	181,541	68,345	(118,171)
Cash and cash equivalents at beginning of period	308,236	126,695	126,695	58,350	176,521
Cash and cash equivalents at end of period	157,747	491,588	308,236	126,695	58,350
Cash payments for income taxes			4,224	20,177	32,491
Cash payments for interest			255,620	264,990	184,449
Capitalized interest			10,966	8,705	6,899
Preferred shares dividend			$ 36,704	$ 34,583	$ 32,579